Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Ramirez Jimenez International CPAs
Auditor Firm ID	820
Auditor Location	Irvine, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Integrated Media Technology Limited (the “Company”) and its subsidiaries (the “Group”) as of December 31, 2025 and 2024, and the related consolidated statements of profit or loss and other comprehensive loss, changes in shareholders’ equity and cash flows for the years ended December 31, 2025, 2024 and 2023, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2025 and 2024, and the results of its operations, and its cash flows for the years ended December 31, 2025, 2024 and 2023, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.